Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 236,781	R$ 196,588
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,240	9,502
Lands, buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	160,053	127,863
Machines, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	58,358	48,317
Furnitures and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,425	8,412
Computer equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,705	2,494
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	342,254	284,171
Cost | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40,062	40,851
Cost | Lands, buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	182,822	142,561
Cost | Machines, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	89,367	75,134
Cost | Furnitures and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,468	15,610
Cost | Computer equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,535	10,015
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(105,473)	(87,583)
Accumulated depreciation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(32,822)	(31,349)
Accumulated depreciation | Lands, buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(22,769)	(14,698)
Accumulated depreciation | Machines, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31,009)	(26,817)
Accumulated depreciation | Furnitures and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,043)	(7,198)
Accumulated depreciation | Computer equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (9,830)	R$ (7,521)